UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10331

Name of Fund: BlackRock California Municipal Income Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Robert S. Kapito, President, BlackRock California Municipal Income
Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (888) 825-2257

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 – 07/31/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2007
BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		LONG-TERM INVESTMENTS—156.4%
		California—137.5%
		Anaheim Pub. Fing. Auth., Recreational Fac. Impvts. Lease Abatement RB, Pub. Impvt. Proj.,
$24,500		Ser. C, Zero Coupon, 9/01/31, FSA	$7,546,245
6,070		Ser. C, Zero Coupon, 9/01/32, FSA	1,776,082
		California GO,
5,500		Ser. BZ, 5.35%, 12/01/21, MBIA, AMT	5,506,710
5,000		Ser. BZ, 5.375%, 12/01/24, MBIA, AMT	5,006,200
7,000		California Statewide Cmntys. Dev Auth., Hlth., Hosp. & Nursing Home RB, Kaiser Permanente Proj., Ser. B, 5.25%, 3/01/45	7,101,080
		California,
10,000		Cash Flow Mgmt. Ad Valorem Ppty. Tax GO, 5.50%, 11/01/33	10,690,400
6,390		Misc. Tax GO, 5.00%, 6/01/37	6,559,399
		City of Chula Vista,
4,395		Natural Gas Util. Impvts. Natural Gas RB, 5.00%, 12/01/27, AMT	4,483,603
5,065		RB, San Diego Gas & Elec. Proj., 5.00%, 12/01/27, AMT	5,154,701
1,905	[1]	City of Richmond, Swr. Impvts. RB, Zero Coupon, 8/01/31, FGIC	604,533
		City of San Jose, Local Multi-Fam. Hsg. RB,
2,880		Lenzen Hsg. Proj., Ser. B, 5.45%, 2/20/43, AMT	2,935,901
3,595		Vlgs. Pkwy. Sr. Apts. Proj., Ser. D, 5.50%, 4/01/34, AMT	3,656,690
2,000	[2]	City of Vernon, Elec., Pwr. & Lt. Impvts. RB, Malburg Generating Station Proj., 5.50%, 4/01/08	2,025,240
5,000		Cnty. Tobacco Sec. Agcy., Misc. Purp. Tobacco Settlement Funded RB, Stanislaus Fdg. Proj., Ser. A, 5.875%, 6/01/43	5,141,750
		Dept. of Wtr. Recs.,
6,000	[2]	Cash Flow Mgmt., Elec., Pwr. & Lt. RB, Ser. A, 5.375%, 5/01/12	6,476,820
4,000	[2]	Elec., Pwr. & Lt. RB, Ser. A, 5.375%, 5/01/12	4,317,880
10,000		Edl. Facs. Auth., Univ. & Coll. Impvts. RB, Stanford Univ. Proj., Ser. Q, 5.25%, 12/01/32	10,410,500
6,000		El Monte, Pkg. Fac. Impvts. Lease Abatement COP, Dept. of Pub. Svcs. Facs. Phase II Proj., 5.25%, 1/01/34, AMBAC	6,150,360
		Elk Grove Unified Sch. Dist., Sch. Impvts. ST, Cmnty. Facs. Dist. 1 Proj.,
7,485		Zero Coupon, 12/01/29, AMBAC	2,262,192
7,485		Zero Coupon, 12/01/30, AMBAC	2,140,560
7,485		Zero Coupon, 12/01/31, AMBAC	2,024,468
		Foothill Eastn. Transp. Corridor Agcy., Hwy. Tolls RB,
5,000		Zero Coupon, 1/15/26	4,682,150
5,000		Zero Coupon, 1/15/33	1,129,650
5,000		Zero Coupon, 1/15/34	1,061,800
13,445		Zero Coupon, 1/15/35	2,688,059
1,000		Zero Coupon, 1/15/38	166,270
10,030		5.75%, 1/15/40	10,400,508
		Golden St. Tobacco Sec. Corp., Misc. Purps. Tobacco Settlement Funded RB,
2,000	[2]	Ser. A-1, 6.625%, 6/01/13	2,279,760
8,500	[2]	Ser. B, 5.50%, 6/01/13	9,194,705
5,800	[2]	Ser. B, 5.625%, 6/01/13	6,311,502
		Hlth. Facs. Fin. Auth., Hlth., Hosp. & Nursing Home Impvts. RB,
4,890	[1]	Kaiser Proj., Ser. A, 5.40%, 5/01/28	4,969,022
3,000	[2]	Valleycare Med. Ctr. Proj., Ser. A, 5.375%, 5/01/12	3,203,790
5,000		Huntington Beach Union High Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Zero Coupon, 8/01/33, FGIC	1,427,400
		Infrastructure & Econ. Dev. Bank,
13,500		Hlth., Hosp. & Nursing Home Impvts. RB, Kaiser Asst. Corp. Proj., Ser. A, 5.55%, 8/01/31	13,972,635
15,250		Hlth., Hosp. & Nursing Home Impvts. RB, The J. David Gladstone Proj., 5.25%, 10/01/34	15,629,725
10,000	[2]	Hwy. Impvts. Tolls RB, Bay Area Toll Brdgs. Proj., Ser. A, 5.00%, 1/01/28, AMBAC	10,887,400
4,965		Irvine, Local Sngl. Fam. Hsg. RB, Meadows Mobile Home Pk. Proj., Ser. A, 5.70%, 3/01/28	5,091,806
7,700	[2]	Kaweah Delta Hlth. Care Dist., Hlth., Hosp. & Nursing Home RB, 6.00%, 8/01/12	8,592,430
		Lathrop Fing. Auth., Wtr. Util. Impvts. Wtr. RB,
2,855		5.90%, 6/01/27	2,958,579
5,140		6.00%, 6/01/35	5,365,183
		Live Oak Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Cap. Apprec. Election 2004,
985		Zero Coupon, 8/01/35, XLCA	231,800
1,030		Zero Coupon, 8/01/36, XLCA	228,742
1,080		Zero Coupon, 8/01/37, XLCA	226,541
1,125		Zero Coupon, 8/01/38, XLCA	222,840
1,175		Zero Coupon, 8/01/39, XLCA	219,279
1,230		Zero Coupon, 8/01/40, XLCA	216,677
1,285		Zero Coupon, 8/01/41, XLCA	213,644
1,340		Zero Coupon, 8/01/42, XLCA	210,219
1,400		Zero Coupon, 8/01/43, XLCA	206,990
1,465		Zero Coupon, 8/01/44, XLCA	204,294
4,110		Los Angeles Regl. Arpts. Impvt. Corp., Port, Arpt. & Marina Impvts. RB, American Airlines, Inc. Proj., Ser. C, 7.50%, 12/01/24, AMT	4,540,975
5,000		Los Angeles Unified Sch. Dist., Ad Valorem Ppty. Tax GO, Ser. A-1, 4.50%, 1/01/28, MBIA	4,927,550
8,900		Met. Wtr. Dist. of Southern California, Wtr. Utils. Impvts. RB, Ser A, 5.00%, 7/01/37	9,281,454
1,000		Palm Springs, Hsg. RB, Sahara Mobile Home Pk. Proj., 5.625%, 5/15/26	1,044,590
		Poll. Ctrl. Fing. Auth., Rec. Recovery Impvts. RB,
2,290		Central Valley Wst. Svc. Proj., Ser. A-2, 5.40%, 4/01/25, AMT	2,315,076
6,000		Chemical Wst. Mgmt., Inc. Proj., Ser. C, 5.125%, 11/01/23, AMT	5,950,560
4,000		Rancho Cucamonga Cmnty. Facs. Dist., Pub. Impvts. ST, Ser. A, 6.50%, 9/01/33	4,278,760
15,500		Rancho Cucamonga Redev. Agcy., Econ. Impvts. TA, Rancho Redev. Proj., 5.125%, 9/01/30, MBIA	15,880,370
9,000		San Diego Cmnty. Coll. Dist., Univ. & Coll. Impvts. Ad Valorem Ppty. Tax GO, 5.00%, 8/01/32, FSA	9,413,820

BlackRock California Municipal Income Trust (BFZ) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		California— (cont'd)
$6,500		San Francisco City & Cnty. Arpts. Comm., Port, Arpt. & Marina RB, Ser. 27-A, 5.25%, 5/01/31,
		MBIA, AMT	$6,648,005
		San Francisco City & Cnty. Redev. Agcy., Cmnty. Facs. Dist. No. 6 Pub. Impvts. ST, Mission Bay
		South Proj.,
1,775		6.125%, 8/01/31	1,852,852
7,500		6.25%, 8/01/33	7,850,475
		Santa Clara Cnty. Hsg. Auth., Local Multi-Fam. Hsg. RB,
1,715		John Burns Gardens Apts. Proj., Ser. A, 5.85%, 8/01/31, AMT	1,781,851
1,235		River Town Apts. Proj., Ser. A, 6.00%, 8/01/41, AMT	1,288,327
3,075		Santa Clarita Cmnty. Facs. Dist., ST, Valencia Town Ctr. Proj., 5.85%, 11/15/32	3,196,339
		Statewide Cmnty. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts. RB,
4,000		Daughters of Charity Proj., Ser. A, 5.25%, 7/01/30	4,048,880
10,000		Sutter Hlth. Oblig. Grp. Proj., Ser. B, 5.625%, 8/15/42	10,548,000
2,000		Upland Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. B, 5.125%, 8/01/25, FSA
			2,092,900
2,245		Val Verde Unified Sch. Dist., ST, 6.25%, 10/01/28	2,405,450
			313,510,948
		Multi-State—9.6%
		Charter Mac Equity Issuer Trust,
7,000	[3]	Ser. A -2, 6.30%, 6/30/49	7,215,670
4,000	[3]	Ser. B -1, 6.80%, 11/30/50	4,229,040
		MuniMae TE Bond Subsidiary LLC,
7,000	[3]	Ser. A -1, 6.30%, 6/30/49	7,207,060
3,000		Ser. B -1, 6.80%, 6/30/49	3,168,270
			21,820,040
		Puerto Rico—9.3%
10,000	[2]	Elec. Pwr. Auth., Elec., Pwr. & Lt. Impvts. RB, Ser. 2, 5.25%, 7/01/12	10,750,800
10,000	[2]	Pub. Fin. Corp., Cash Flow Mgmt. Misc. RB, Ser. E, 5.70%, 2/01/10	10,450,800
			21,201,600
		Total Long-Term Investments (cost $339,511,297)	356,532,588
Shares
(000)
		MONEY MARKET FUND—0.2%
437	[4,5]	CMA California Mun. Money Fund, 3.07% (cost $436,969)	436,969
Total Investments —156.6% (cost $339,948,2666)			$356,969,557
Other assets in excess of liabilities —1.3%			2,990,510
Preferred shares at redemption value, including dividends payable —(57.9)%			(132,019,398)
Net Assets Applicable to Common Shareholders —100%			$227,940,669

1	Security is collateralized by Municipal or U.S. Treasury obligations.

2	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

3	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2007, the Trust held 8.2% of its net assets, with a current market value of $18,651,770, in securities restricted as to resale.

4	Represents an investment in an affiliate.

5	Represents current yield as of July 31, 2007.

6	Cost for federal income tax purposes is $339,978,549. The net unrealized appreciation on a tax basis is $16,991,008, consisting of $17,641,091 gross unrealized appreciation and $650,083 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Subject to Alternative Minimum Tax
COP	—	Certificate of Participation
FGIC	—	Financial Guaranty Insurance Co.
FSA	—	Financial Security Assurance
GO	—	General Obligation
MBIA	—	Municipal Bond Insurance Assoc.
RB	—	Revenue Bond
ST	—	Special Tax
TA	—	Tax Allocation
XLCA	—	XL Capital Assurance

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Income Trust

	By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer of
BlackRock California Municipal Income Trust

Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Kapito
Robert S. Kapito,
President (principal executive officer) of
BlackRock California Municipal Income Trust

Date: September 20, 2007

	By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer (principal financial officer) of
BlackRock California Municipal Income Trust

Date: September 20, 2007